Significant contingent liabilities and unrecognized contract commitments	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Significant contingent liabilities and unrecognized contract commitments
37.
Significant contingent liabilities and unrecognized contract commitments
a)
A letter of guarantee was issued by the financial institutions to the Customs Administration of the Ministry of Finance for making payment of customs-duty deposits when importing. As of December 31, 2022 and 2023, the amounts guaranteed by the financial institutions were NT$135,600 thousand and NT$71,900 thousand, respectively.
b)
Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Property, plant and equipment, net	1,703,841	1,940,740